UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SHORT-TERM BOND FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2005


[LOGO OF USAA]
   USAA(R)

                               USAA SHORT-TERM
                                         BOND Fund

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON                         MARKET
   AMOUNT    SECURITY                                                                RATE         MATURITY         VALUE
------------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (37.4%)

             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
  $ 3,000    Mellon Funding Corp., Senior Notes                                      4.88%       6/15/2007      $  3,005
                                                                                                                --------
             BROADCASTING & CABLE TV (1.5%)
    2,000    Continental Cablevision, Inc., Senior Notes                             8.30        5/15/2006         2,038
    2,000    Cox Enterprises, Inc., Notes(a)                                         8.00        2/15/2007         2,065
    2,230    Liberty Media Corp., Global Notes                                       3.50        9/17/2006         2,216
                                                                                                                --------
                                                                                                                   6,319
                                                                                                                --------
             BUILDING PRODUCTS (0.5%)
    2,000    York International Corp., Senior Notes                                  6.63        8/15/2006         2,022
                                                                                                                --------
             CASINOS & GAMING (0.5%)
    2,000    Harrah's Operating Co., Inc., Guaranteed Senior Notes                   7.13        6/01/2007         2,061
                                                                                                                --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    3,000    John Deere Capital Corp., MTN, Series 2005D                             3.96(i)     6/10/2008         3,003
                                                                                                                --------
             CONSUMER FINANCE (3.0%)
    2,000    Ford Motor Credit Co., Global Notes                                     6.50        1/25/2007         1,977
    1,000    General Motors Acceptance Corp., MTN                                    4.68(i)     5/18/2006           994
    2,000    General Motors Acceptance Corp., Notes                                  6.13        9/15/2006         1,995
    3,000    Household Finance Corp., Notes                                          5.75        1/30/2007         3,035
    2,000    MBNA Corp., MTN                                                         5.63       11/30/2007         2,029
    3,000    SLM Corp., MTN, CPI Floating Rate Notes                                 4.54(i)     6/01/2009         2,934
                                                                                                                --------
                                                                                                                  12,964
                                                                                                                 -------
             DIVERSIFIED BANKS (0.6%)
    1,000    Key Bank, N.A., MTN                                                     5.00        7/17/2007         1,002
    1,455    U.S. Central Credit Union, Senior Notes                                 2.70        9/30/2009         1,383
                                                                                                                --------
                                                                                                                   2,385
                                                                                                                --------
             DRUG RETAIL (0.2%)
    1,000    CVS Corp., Notes                                                        3.88       11/01/2007           982
                                                                                                                --------
             ELECTRIC UTILITIES (6.3%)
    2,000    Alabama Power Co., Senior Notes                                         3.50       11/15/2007         1,950
    2,000    Alabama Power Co., Senior Notes                                         4.03(i)     8/25/2009         2,006
    1,921    Cedar Brakes II, LLC, Senior Notes, Series C(a)                         9.88        9/01/2013         2,208
    1,250    Florida Power & Light Co., First Mortgage Bonds                         6.88       12/01/2005         1,252
    2,000    Jersey Central Power & Light Co., First Mortgage MTN                    6.45        5/15/2006         2,019
    2,000    Midamerican Energy Holdings Co., Senior Notes                           4.63       10/01/2007         1,986
    3,000    Monongahela Power Co., First Mortgage Bonds                             5.00       10/01/2006         3,001
    2,000    New York State Electric & Gas Corp., Notes                              4.38       11/15/2007         1,976
    1,443    Oglethorpe Power Corp., Secured Series Facility Bonds                   6.97        6/30/2011         1,493
    1,900    Power Contract Financing, Pass-Through Certificates(a)                  5.20        2/01/2006         1,902
    1,000    Power Contract Financing, Senior Notes(a)                               6.26        2/01/2010         1,017
    2,000    Public Service Electric & Gas Co., First Mortgage Bonds, Series A       4.09(i)     6/23/2006         2,000
    1,800    Public Service Electric & Gas Co., First Mortgage Bonds (INS)           6.38        5/01/2008         1,860
    2,000    TIERS Corp. Bond Backed Certificates(a,m)                               6.50       10/01/2007         2,047
                                                                                                                --------
                                                                                                                  26,717
                                                                                                                --------
             ELECTRIC/GAS UTILITY (0.3%)
    1,170    Texas Municipal Gas Corp., Notes (INS)(a)                               2.60        7/01/2007         1,153
                                                                                                                --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON                         MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             FOOD RETAIL (0.2%)
  $ 1,000    Kroger Co., Notes                                                       8.05%        2/01/2010     $  1,088
                                                                                                                --------
             GAS UTILITIES (0.7%)
    3,000    Texas Eastern Transmission, LP, Senior Notes                            5.25         7/15/2007        3,014
                                                                                                                --------
             HOUSEHOLD APPLIANCES (0.2%)
    1,000    Stanley Works, Notes                                                    3.50        11/01/2007          975
                                                                                                                --------
             INDUSTRIAL CONGLOMERATES (1.4%)
    3,000    General Electric Capital Corp., MTN                                     2.97         7/26/2006        2,967
    3,000    Tyco International Group, COP, Notes(a)                                 4.44         6/15/2007        2,978
                                                                                                                --------
                                                                                                                   5,945
                                                                                                                --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    2,000    Alltel Corp., Notes                                                     4.66         5/17/2007        1,991
    2,000    Sprint Capital Corp., Notes                                             7.13         1/30/2006        2,012
                                                                                                                --------
                                                                                                                   4,003
                                                                                                                --------
             LIFE & HEALTH INSURANCE (1.4%)
    3,000    John Hancock Global Funding II, Notes(p)                                5.50        12/31/2007        3,026
    3,000    Metropolitan Life Global Funding I, Notes(a)                            4.75         6/20/2007        2,995
                                                                                                                --------
                                                                                                                   6,021
                                                                                                                --------
             MANAGED HEALTH CARE (0.5%)
    2,000    UnitedHealth Group, Inc., Notes                                         3.38         8/15/2007        1,953
                                                                                                                --------
             METAL & GLASS CONTAINERS (0.7%)
    3,000    Pactiv Corp., Notes(p)                                                  7.20        12/15/2005        3,009
                                                                                                                --------
             MOVIES & ENTERTAINMENT (0.5%)
    2,000    Time Warner Companies, Inc., Notes                                      8.11         8/15/2006        2,048
                                                                                                                --------
             MULTI-LINE INSURANCE (1.6%)
    2,000    American General Finance Corp., MTN                                     3.90(i)      8/16/2007        2,003
    2,000    ASIF Global Financing XVIII, Senior Notes(a)                            2.65         1/17/2006        1,993
    3,000    Hartford Financial Services Group, Inc., Notes                          2.38         6/01/2006        2,961
                                                                                                                --------
                                                                                                                   6,957
                                                                                                                --------
             MULTI-UTILITIES (0.7%)
    1,000    Dominion Resources, Inc., Senior Notes                                  4.13         2/15/2008          983
    1,000    Duke Capital Corp., LLC, Senior Notes                                   4.30         5/18/2006          998
    1,000    Teco Energy, Inc., Notes                                                6.13         5/01/2007        1,018
                                                                                                                --------
                                                                                                                   2,999
                                                                                                                --------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
    3,000    Cooper Cameron Corp., Senior Notes                                      2.65         4/15/2007        2,895
    1,000    Seacor Holdings, Inc., Senior Notes                                     7.20         9/15/2009        1,033
                                                                                                                --------
                                                                                                                   3,928
                                                                                                                --------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    2,000    Ocean Energy, Inc., Senior Notes                                        4.38        10/01/2007        1,982
    2,000    Pioneer Natural Resources Co., Senior Notes                             6.50         1/15/2008        2,040
    1,000    Southwestern Energy Co., Senior Notes                                   6.70        12/01/2005        1,001
                                                                                                                --------
                                                                                                                   5,023
                                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON                         MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
  $ 3,000    Citigroup, Inc., Global Notes                                           4.25%        7/29/2009     $  2,934
    2,000    Reliastar Financial Corp., Notes                                        8.00        10/30/2006        2,054
    2,000    Textron Financial Corp., Notes                                          2.75         6/01/2006        1,980
                                                                                                                --------
                                                                                                                   6,968
                                                                                                                --------
             PACKAGED FOODS & MEAT (0.5%)
    1,000    Kraft Foods, Inc., Notes                                                4.00        10/01/2008          975
    1,000    Kraft Foods, Inc., Notes                                                4.13        11/12/2009          967
                                                                                                                --------
                                                                                                                   1,942
                                                                                                                --------
             PAPER PACKAGING (0.5%)
    2,000    Temple-Inland, Inc., Notes                                              5.00         5/17/2007        1,989
                                                                                                                --------
             PROPERTY & CASUALTY INSURANCE (2.3%)
    2,000    ACE INA Holdings, Inc., Senior Notes                                    8.30         8/15/2006        2,053
    1,000    Chubb Corp., Senior Notes                                               3.95         4/01/2008          978
    3,000    CNA Financial Corp., Notes(p)                                           6.75        11/15/2006        3,048
      500    Liberty Mutual Insurance Co., Notes(a)                                  8.20         5/04/2007          516
    1,340    Markel Corp., Notes                                                     7.20         8/15/2007        1,385
    2,000    St. Paul Travelers Companies, Inc., Senior Notes                        5.01         8/16/2007        1,995
                                                                                                                --------
                                                                                                                   9,975
                                                                                                                --------
             REAL ESTATE INVESTMENT TRUSTS (0.2%)
    1,000    Nationwide Health Properties, Inc., MTN                                 6.90        10/01/2037(c)     1,052
                                                                                                                --------
             REGIONAL BANKS (0.5%)
    1,000    Greenpoint Financial Corp., Senior Notes                                3.20         6/06/2008          959
    1,000    Marshall & Ilsley Bank, Senior Notes                                    4.13         9/04/2007          990
                                                                                                                --------
                                                                                                                   1,949
                                                                                                                --------
             REINSURANCE (0.9%)
    2,000    Platinum Underwriters Holdings Ltd., Senior Notes(a)                    6.37        11/16/2007        2,009
    2,000    Reinsurance Group of America, Inc., Senior Notes(a)                     7.25         4/01/2006        2,011
                                                                                                                --------
                                                                                                                   4,020
                                                                                                                --------
             RESTAURANTS (0.5%)
    2,000    McDonald's Corp., Notes(a)                                              4.49         3/07/2006        2,001
                                                                                                                --------
             SPECIALIZED FINANCE (1.0%)
    2,000    CIT Group, Inc., Senior Notes                                           4.06(i)     11/23/2007        2,007
    2,000    CIT Group, Inc., Global Notes                                           7.38         4/02/2007        2,069
                                                                                                                --------
                                                                                                                   4,076
                                                                                                                --------
             THRIFTS & MORTGAGE FINANCE (3.7%)
    3,000    Countrywide Financial Corp., MTN                                        4.28(i)      4/11/2007        3,005
    1,500    Golden West Financial Corp., Senior Notes                               4.13         8/15/2007        1,485
    2,255    Independence Community Bank Corp., Subordinated Notes                   3.75         4/01/2014        2,151
    2,000    Roslyn Bancorp, Inc., Senior Notes                                      7.50        12/01/2008        2,126
    3,000    Sovereign Bancorp, Inc., Senior Notes                                   4.17(i)      8/25/2006        3,006
    2,000    Sovereign Bank Federal Savings Bank, CD                                 4.00         2/01/2008        1,966
    2,000    World Savings Bank Federal Savings Bank, Notes                          4.13        12/15/2009        1,940
                                                                                                                --------
                                                                                                                  15,679
                                                                                                                --------
             TOBACCO (0.5%)
    2,000    Universal Corp., Notes                                                  6.50         2/15/2006        2,011
                                                                                                                --------
             Total corporate obligations (cost: $160,297)                                                        159,236
                                                                                                                --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON                         MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.0%)(d)

             AEROSPACE & DEFENSE (0.7%)
  $ 3,000    BAE Systems Holdings, Inc., Notes (United Kingdom)(a)                   4.05%(i)     8/15/2008     $  3,003
                                                                                                                --------
             ASSET-BACKED FINANCING (0.7%)
    3,000    Holmes Financing plc, Notes, Series 7, Class 2M (United Kingdom)        4.95(i)      7/15/2040        3,004
                                                                                                                --------
             AUTOMOBILE MANUFACTURERS (0.5%)
    2,000    DaimlerChrysler, N.A. Holding Corp., MTN (Germany)                      4.31(i)      9/10/2007        2,006
                                                                                                                --------
             DIVERSIFIED BANKS (0.2%)
    1,000    Bayerische Landesbank, MTN (Germany)                                    2.60        10/16/2006          981
                                                                                                                --------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000    Fondo Latinoamericano, Notes (Colombia)(a)                              3.00         8/01/2006          987
                                                                                                                --------
             ELECTRIC UTILITIES (0.3%)
    1,000    Eastern Energy Ltd., Senior Notes (Australia)(a)                        6.75        12/01/2006        1,020
                                                                                                                --------
             FOREST PRODUCTS (0.5%)
    2,000    Nexfor, Inc., Debentures (Canada)(p)                                    8.13         3/20/2008        2,098
                                                                                                                --------
             INTEGRATED OIL & GAS (1.2%)
    1,750    PEMEX Finance Ltd., Notes (Mexico)                                      8.02         5/15/2007        1,800
    3,000    PEMEX Finance Ltd., Notes (Mexico)                                      9.03         2/15/2011        3,313
                                                                                                                --------
                                                                                                                   5,113
                                                                                                                --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    2,000    British Telecom plc, Notes (United Kingdom)                             7.88        12/15/2005        2,008
                                                                                                                --------
             OIL & GAS DRILLING (0.2%)
      971    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                4.79(i)      8/01/2013          970
                                                                                                                --------
             Total Eurodollar and Yankee obligations (cost: $21,131)                                              21,190
                                                                                                                --------
             ASSET-BACKED SECURITIES (23.0%)(e)

             AIRLINES (3.3%)
    1,107    America West Airlines, Inc., Pass-Through Certificates,
                Series 1996-1, Class A, EETC                                         6.85         7/02/2009        1,093
    1,865    American Airlines, Pass-Through Certificates, Series 2002-1,
                Class G, EETC (INS)                                                  4.58(i)      9/23/2007        1,870
    3,950    Continental Airlines, Inc., Secured Notes, EETC (INS)                   4.66(i)     12/06/2007        3,958
    1,661    Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2003-1, Class G, EETC (INS)(n)                                4.95(i)      1/25/2008        1,665
             Southwest Airlines Co., Pass-Through Certificates,
      239       Series 2001-1, Class A-1, EETC                                       5.10         5/01/2006          239
    5,000       Series 2001-1, Class A-2, EETC(p)                                    5.50        11/01/2006        5,037
                                                                                                                --------
                                                                                                                  13,862
                                                                                                                --------
             ASSET-BACKED FINANCING (19.7%)
    1,000    AESOP Funding II, LLC, Series 2004-2A, Class A1(a)                      2.76        4/20/2008           975
      772    Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8, EETC 4.35(i)     3/15/2019           727

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON                         MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             AmeriCredit Automobile Receivables Trust, Notes,
  $ 1,601       Series 2004 AF, Class A3                                             2.18%        7/07/2008     $  1,591
    2,797       Series 2002, Class A4                                                3.55         2/12/2009        2,776
             ARG Funding Corp.,
    3,519       Series 2003-1A, Rental Car Notes, Class A2(a)                        2.54         3/20/2007        3,510
    3,000       Subordinated Bonds, Series 2003-1A, Class C2                         6.64         3/20/2007        2,996
             Aviation Capital Group Trust, Notes,
      901       Series 2000-1A, Class A2(a)                                          4.45(i)     11/15/2025          895
    4,229       Series 2003-2A, Class G1 (INS)(a)                                    4.70(i)      9/20/2033        4,233
       45    Capital One Auto Finance Trust, Notes, Series 2002-C, Class A3A         2.65         6/15/2009           45
    4,000    Capital One Multi-Asset Execution Trust, Notes,
                Series 2003-C2, Class C2                                             4.32         4/15/2009        3,992
    3,000    Capital One Prime Auto Receivables Trust, Series 2005-1, Class A2       4.24        11/15/2007        2,994
    5,000    Chase Manhattan Auto Owner Trust, Notes, Series 2005-A, Class A2        3.72        12/15/2007        4,976
      562    CIT Equipment Collateral Trust, Notes, Series 2003-EF1, Class B         2.29         7/20/2008          555
    2,000    Citibank Credit Card Issuance Trust, Series 2001-C3, Class C3           6.65         5/15/2008        2,021
             Diversified REIT, Notes,
    2,000       Series 1999-1A, Class A2(a,p)                                        6.78         3/18/2011        2,085
    3,000       Series 1999-1A, Class B(a,p)                                         6.78         3/18/2011        3,149
    1,000       Series 2000-1, Class B(a,p)                                          6.97         3/08/2010        1,054
    1,143    Drive Auto Receivables Trust, Notes, Series 2003-2, Class A3 (INS)(a)   2.04        10/15/2007        1,138
      309    First Auto Receivables Group Trust, Notes, Series 2003-1, Class A3      1.97        12/15/2007          308
    3,000    Ford Credit Auto Owner Trust, 2005-C Note, Class A2                     4.24         3/15/2008        2,989
    2,000    Hertz Vehicle Financing, LLC, Notes, Series 2004-1A, Class A2(a)        2.38         5/25/2008        1,937
    3,000    Honda Auto Receivables Owner Trust, Notes, Series 2005-3, Class A2      3.73        10/18/2007        2,984
    3,520    Household Affinity Credit Card Master Note Trust I,
                Series 2003-2, Class B                                               2.51         2/15/2008        3,501
    2,000    HSBC Automotive Trust, Series 2005-3, Class A2(m,o)                     4.70         1/17/2009        2,000
      170    Ikon Receivables Funding, LLC, Notes, Series 2003-1, Class A3B          2.33        12/17/2007          169
             Long Beach Acceptance Auto Receivables Trust, Notes,
    4,900       Series 2005-A, Class A2                                              3.82        12/15/2008        4,881
    3,000       Series 2005-B, Class A2                                              4.33         6/15/2009        2,990
    1,396    Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A1        3.40         9/15/2008        1,388
    3,000    Nissan Auto Receivables Owner Trust, Series 2005-C, Class A2            4.14         1/15/2008        2,988
    3,000    Permanent Financing plc, Notes, Series 8, Class 1B                      3.93(i)      6/10/2042        3,001
    2,300    Prime Credit Card Master Trust Certificates, Series 2000-1, Class A     6.70        10/15/2009        2,303
    3,000    Rental Car Finance Corp., Series 2004-1A, Class A (INS)(a)              4.24(i)      6/25/2009        3,007
    5,000    Wachovia Auto Owner Trust, Notes, Series 2005-A, Class A2               3.79         2/20/2008        4,981
    5,000    Wells Fargo Financial Auto Owner Trust, Notes, Series 2005-A, Class A2  3.86         8/15/2008        4,979
                                                                                                                --------
                                                                                                                  84,118
                                                                                                                --------
             Total asset-backed securities (cost: $98,522)                                                        97,980
                                                                                                                --------
             U.S. GOVERNMENT AGENCY ISSUES (1.8%)(k)

             DEBENTURES (1.4%)
    4,000    Fannie Mae, CPI Floating Rate Notes(+)                                  4.31         2/17/2009        4,006
    2,000    Freddie Mac, Notes(+)                                                   3.63         9/15/2006        1,985
                                                                                                                --------
                                                                                                                   5,991
                                                                                                                --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)(f)
   43,751    Government National Mortgage Assn., Series 2003-59, Class XB            2.28         7/16/2010        1,886
                                                                                                                --------
             Total U.S. government agency issues (cost: $7,844)                                                    7,877
                                                                                                                --------
             U.S. TREASURY SECURITIES (1.5%)

    6,197    Inflation-Indexed Note(g) (cost: $6,329)                                3.38         1/15/2007        6,360
                                                                                                                --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON                         MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             OTHER MORTGAGE SECURITIES (20.4%)(e)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (19.2%)
             Asset Securitization Corp.,
  $ 1,744       Series 1997-D4, Class A1D                                            7.49%       4/14/2029      $  1,796
    3,000       Series 1997-MD7, Class A2                                            7.56        1/13/2030         3,192
    2,939    Chase Commercial Mortgage Securities Corp., Pass-Through Certificates,
                Series 2000-3, Class A1                                              7.09       10/15/2032         3,045
    1,335    Citigroup Commercial Mortgage Trust, Series 2004-FL1, Class A1(a)       4.10(i)     7/15/2018         1,336
      542    Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A1          6.79        6/15/2031           544
             Commercial Mortgage Trust, Pass-Through Certificates,
    1,000       Series 2004-RS1, Class A(a)                                          4.02        3/03/2041           968
    5,000       Series 2004-CNL, Class A1(a,p)                                       4.19(i)     9/15/2014         5,007
    5,000       Series 2004-CNL, Class B(a,p)                                        4.37(i)     9/15/2014         5,005
    3,766       Series 2001-ZC1A, Class A (INS)                                      6.36        6/14/2006         3,790
             CS First Boston Mortgage Securities Corp.,
      373       Series 2001-CK1, Class A1                                            5.90       12/16/2035           376
      371       Series 1998-C2, Class A1                                             5.96       11/11/2030           372
             G-Force, LLC, Pass-Through Certificates,
    1,000       Series 2005-RRA, Class A-1(a)                                        4.39        8/22/2036           965
    3,157       Series 2005-RR2, Class A-1(a)                                        4.95       12/25/2039         3,156
    1,287    GE Commercial Mortgage Corp., Series 2003-C2, Class A1                  2.78        7/10/2037         1,249
             GGP Mall Properties Trust,
    2,504       Series 2001, Class B-1(a)                                            4.77(i)    11/15/2011         2,514
    1,769       Series 2001, Class D-2(a)                                            5.89       11/15/2011         1,783
             LB Commercial Conduit Mortgage Trust,
      743       Series 1998-C4, Class A1A                                            5.87       10/15/2035           743
    1,184       Series 1999-C1, Class A1                                             6.41        6/15/2031         1,193
    2,852    Mach One Trust, Series 2004-1A, Class A1(a)                             3.89        5/28/2040         2,791
    4,607    Morgan Stanley Capital Mortgage Trust, Series 2000-HG, Class A(a)       7.43       12/03/2005         4,620
             Morgan Stanley Dean Witter Capital I, Inc.,
    5,000       Series 2005-RR6, Class A1(a)                                         4.97        5/24/2043         4,989
    2,521       Series 2001-IQA, Class A2                                            5.33       12/18/2032         2,527
    1,234       Series 1998-XL1, Class A2                                            6.45        6/03/2030         1,234
    1,869       Series 1997-XL1, Class A3                                            6.95       10/03/2030         1,917
    1,293       Series 2000-PRIN, Class A3                                           7.36        2/23/2034         1,342
             Nomura Asset Securities Corp.,
    1,985       Series 1998-D6, Class A1A                                            6.28        3/15/2030         2,004
    3,000       Series 1996-MD5, Class A1B                                           7.12        4/13/2039         3,029
    4,393    Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A1(a)   6.34       12/18/2033         4,454
             Structured Asset Securities Corp.,
    2,306       Series 1997-LLI, Class A2                                            6.84       10/12/2034         2,327
    4,340       Series 1997-LLI, Class B                                             6.95       10/12/2034         4,443
    1,886    Tower Global Signal Trust I, Series 2004-1, Class A(a)                  3.71        1/15/2034         1,812
             Trizechahn Office Properties Trust,
    1,338       Series 2001-TZHA, Class A2(a)                                        6.09        5/15/2016         1,372
    3,000       Series 2001-TZHA, Class D3(a)                                        6.94        3/15/2013         3,057
    2,494    Wachovia Bank Commercial Mortgage Trust, Notes,
                Series 2004-WL4A, Class A1(a)                                        4.10(i)    10/15/2015         2,496
                                                                                                                --------
                                                                                                                  81,448
                                                                                                                --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.2%)(f)
    9,250    Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-ESA, Class X1 (acquired 6/17/2004; cost $538)(a,j)       1.83        5/14/2016           580
   65,000    Commercial Mortgage Trust, Pass-Through Certificates,
                Series 2004-CNL, Class X1 (acquired 9/27/2004; cost $2,057)(a,j)     1.99        9/15/2014           638

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON                         MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             CS First Boston Mortgage Securities Corp.,
  $63,856      Series 2004-C1, Class ASP (acquired 2/26/2004 and
                  8/30/2004; cost $2,857)(a,j)                                       0.94%        1/15/2037     $  2,194
   11,770      Series 2003-C3, Class ASP (acquired 6/17/2003 and
                  8/04/2005; cost $1,038)(a,j)                                       1.82         5/15/2038          686
    8,679    Greenwich Capital Commercial Funding Corp., Series 2002-C1,
               Class XP (acquired 7/17/2003; cost $915)(a,j)                         1.96         1/11/2035          612
   14,312    LB-UBS Commercial Mortgage Trust, Series 2003-C3,
               Class XCP (acquired 5/20/2003; cost $943)(a,j)                        1.48         2/17/2037          536
                                                                                                                --------
                                                                                                                   5,246
                                                                                                                --------
             Total other mortgage securities (cost: $86,668)                                                      86,694
                                                                                                                --------
             MUNICIPAL BONDS (8.9%)

             AIRPORT/PORT (1.9%)
    3,000    Chicago, IL, O'Hare International Airport RB, Series 2004E (INS)        3.88         1/01/2008        2,936
    5,125    New York and New Jersey Port Auth., Consolidated Notes,
                Series 2004XX(p)                                                     3.30         9/15/2007        4,991
                                                                                                                --------
                                                                                                                   7,927
                                                                                                                --------
             APPROPRIATED DEBT (0.7%)
    3,000    Hudson County, NJ Improvement Auth. RB (MLO),
               Series 2005 (LOC - North Fork Bank)                                   4.25         6/15/2019(b)     3,000
                                                                                                                --------
             COMMUNITY SERVICE (0.2%)
    1,000    Educational Facilities Auth., IL, RB, Series 1998                       3.90         3/01/2030(b)       998
                                                                                                                --------
             ELECTRIC UTILITIES (0.5%)
    2,000    Brazos River Auth., TX, PCRB, Series 1995A                              5.40         4/01/2030(b)     2,020
                                                                                                                --------
             ELECTRIC/GAS UTILITY (1.8%)
             Energy Acquisition Corp. II, OH, RB,
    2,000      Series 2005 (INS)                                                     3.87         2/15/2006        1,996
    4,000      Series 2005 (INS)                                                     4.11         8/15/2006        3,986
    1,692    Pedernales Electric Cooperative, Inc., TX, First Mortgage Bond,
               Series 2002A (INS)(a)                                                 4.09        11/15/2012        1,634
                                                                                                                --------
                                                                                                                   7,616
                                                                                                                --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    1,000    Industrial Facilities Corp., RI, RB, Series 2004A                       2.75         4/01/2016(b)       996
                                                                                                                --------
             GENERAL OBLIGATION (0.2%)
      655    Riverside County, CA, Pension Obligation RB, Series 2005A (INS)         3.33         2/15/2006          653
                                                                                                                --------
             HOSPITAL (0.2%)
    1,000    Medical Univ., SC, Hospital Facilities Auth. RB, Series 2004B (INS)     3.92         2/15/2009          970
                                                                                                                --------
             NURSING/CCRC (1.9%)
    3,400    Martin Luther King Foundation, Inc., FL, SAVRS, Notes,
                Series 1998 (INS)(l)                                                 4.50        12/01/2028        3,400
    1,000    Statewide Communities Development Auth., CA, COP, SAVRS,
               Series 1999 (INS)(l)                                                  4.20         5/15/2029        1,000
    3,750    Yellowwood Acres, Inc., IN, SAVRS, Series 1998 (INS)(l)                 4.60        12/01/2028        3,750
                                                                                                                --------
                                                                                                                   8,150
                                                                                                                --------
             SALES TAX (0.6%)
    2,500    Sales Tax Asset Receivables Co., NY, RB, Series 2004B                   3.29        10/15/2007        2,434
                                                                                                                --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON                         MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             SPECIAL ASSESSMENT/TAX/FEE (0.5%)
  $ 1,000    New York State Environmental Facilities Corp. RB, Series 2004B (INS)    4.02%       12/01/2009     $    968
    1,000    Short Pump Town Center Community Development Auth., VA, RB(a)           4.85         2/01/2006        1,000
                                                                                                                --------
                                                                                                                   1,968
                                                                                                                --------
             TOLL ROADS (0.2%)
    1,000    New Jersey Turnpike Auth. RB, Series 2003B (INS)                        2.84         1/01/2008          963
                                                                                                                --------
             Total municipal bonds (cost: $38,114)                                                                37,695
                                                                                                                --------
             MONEY MARKET INSTRUMENTS (1.4%)

             COMMERCIAL PAPER (0.6%)
             -----------------------
             THRIFTS & MORTGAGE FINANCE
    2,658    Countrywide Financial Corp.                                             4.07        11/01/2005        2,658
                                                                                                                --------
             VARIABLE-RATE DEMAND NOTES (0.8%)(h)
             ------------------------------------
             BUILDINGS (0.1%)
      540    Precision Aggregate I, LLC, Notes, Series 2000 (LOC - Sky Bank)         5.32         8/03/2015          540
                                                                                                                --------
             ELECTRIC UTILITIES (0.0%)(q)
      100    Sempra Energy ESOP, Series 1999A (NBGA)(a)                              4.25        11/01/2014          100
                                                                                                                --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
      970    Gulf Shores, AL, Solid Waste RB, Series 2000C
                (LOC - Colonial Bancgroup, Inc.)                                     4.67        11/01/2010          970
                                                                                                                --------
             INDUSTRIAL MACHINERY (0.2%)
      825    Florence, AL, IDB, RB, Series 1999B
                (LOC - La Salle National Bank, N.A.)                                 4.44        11/01/2008          825
                                                                                                                --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
      750    Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)                       5.07         1/01/2020          750
                                                                                                                --------
                                                                                                                   3,185
                                                                                                                --------
             Total money market instruments (cost: $5,843)                                                         5,843
                                                                                                                --------

             TOTAL INVESTMENTS (COST: $424,748)                                                                 $422,875
                                                                                                                ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are represent ative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Investments  in  open-end  investment companies,  other  than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

            3. Securities purchased with original  maturities of 60 days or less are stated at amortized cost, which approximates market value.

            4. Securities for which market quotations are not  readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $1,519,000 and $3,392,000, respectively, resulting in net unrealized depreciation of $1,873,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $425,303,000 at October 31, 2005, and, in total, may not equal 100%.

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (c) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

         (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (e) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

         (f) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

        (g) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

        (h) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

        (i) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2005.

        (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of these securities at October 31, 2005, was $5,246,000, which represented 1.2% of the Fund's net assets.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

        (k) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (l) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2005. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

        (m) Security was fair valued at October 31, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

        (n) Currently the issuer is in default with respect to the principal payments.

        (o) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At October 31, 2005, the aggregate market value of securities purchased on a when-issued basis was $2,000,000.

        (p) At October 31, 2005, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

        (q)  Represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             CD            Certificate of Deposit
             COP           Certificate of Participation
             CPI           Consumer Price Index
             EETC          Enhanced Equipment Trust Certificate
             ESOP          Employee Stock Ownership Plan
             IDB           Industrial Development Board
             MLO           Municipal Lease Obligation
             MTN           Medium-Term Note
             PCRB          Pollution Control Revenue Bond
             RB            Revenue Bond
             REIT          Real Estate Investment Trust
             SAVRS         Select Auction Variable Rate Securities

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

         (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., or Zurich Insurance Co. The insurance does not guarantee the market value of the security.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48444-1205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.